Commitments, Contingencies, Risks and Uncertainties (Details)	Jul. 31, 2017 USD ($)
Year ending July 31, 2018	$ 205,563
Year ending July 31, 2019	122,970
Year ending July 31, 2020	122,970
Year ending July 31, 2021	122,970
After 2021	338,167
Total	$ 912,640